Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity	Stockholders' Equity
As of March 31, 2021, the total number of shares of all classes of capital stock that the Company has authority to issue is 410,000,000, of which 400,000,000 are common stock, par value $0.0001 per share, and 10,000,000 are preferred stock par value $0.0001 per share. The designations, powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are discussed below.
Common stock
As of March 31, 2021, there were 59,901,306 shares of common stock issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends and other distributions as may be declared from time to time by the Board of Directors in accordance with applicable law and to receive other distributions from the Company. Subject to the terms of the Recapitalization Transaction and as of May 29, 2020, certain new and existing holders of common stock of the Company are subject to lock-up periods, which ranged from six to twelve months or were dependent on the Company's filing of a registration statement, deemed effective by the SEC.
Preferred stock
As of March 31, 2021, there were no shares of preferred stock issued and outstanding.
Dividend policy
The Company’s credit facility under the Sprott Credit Agreement contains provisions that restrict its ability to pay dividends.
Public Offering Warrants
On October 6, 2020, the Company issued 9,583,334 units in an underwritten public offering at an offering price of $9.00 per unit (the "Public Offering"), with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $10.50 per share (the "Public Offering Warrants"). Of the 9.6 million units issued, 5.0 million units were issued to Restricted Persons, as defined under the Seller Warrant Agreement. After deducting underwriting discounts and commission and offering expenses, the proceeds net of discount and equity issuance costs to the Company were $83.1 million. The Public Offering Warrants are immediately exercisable and entitle the holder thereof to purchase one share of common stock at an exercise price of $10.50 for a period of five years from the closing date of the Public Offering. The Company has certain abilities to call such Public Offering Warrants if the last reported sale price of common stock equals or exceeds $17.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period. The shares of common stock and Public Offering Warrants were separated upon issuance in the Public Offering. The Public Offering Warrants are listed for trading on the Nasdaq Capital Market under the symbol "HYMCL".
5-Year Public Warrants
Prior to the Recapitalization Transaction, MUDS issued 20,800,000 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction (the "IPO Warrants"), and concurrently with the Recapitalization Transaction, the Company issued 3,249,999 warrants upon substantially similar terms as part of a backstop unit offering at an exercise price of $11.50 per share for a period of five years from the issuance date (the "Backstop Warrants" and collectively with the IPO Warrants, the "5-Year Public Warrants"). The Company has certain abilities to call the 5-year Public Warrants if the last reported sale price of common stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period. As of March 31, 2021 and December 31, 2020, the Company had 24,401,483 5-Year Public Warrants outstanding as 351,585 of the 5-Year Private Warrants were transferred to an Unrelated Third Party during the year ended December 31, 2020 and are therefore included in 5-Year Public Warrants. The 5-Year Public Warrants (other than the Backstop Warrants) are listed for trading on the Nasdaq Capital Market under the symbol "HYMCW". See Note 3 - Recapitalization Transaction for additional details on transactions to which the 5-Year Public Warrants were issued.
Stockholders' Equity
Following the May 29, 2020 Recapitalization Transaction, as of December 31, 2020, the total number of shares of all classes of capital stock that the Company has authority to issue is 410,000,000, of which 400,000,000 are common stock, par value $0.0001 per share, and 10,000,000 are preferred stock par value $0.0001 per share. The designations, powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are discussed below.
Common stock
As of December 31, 2020, there were 59,901,306 shares of common stock issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends and other distributions as may be declared from time to time by the Board of Directors in accordance with applicable law and to receive other distributions from the Company. Subject to the terms of the Recapitalization Transaction and as of May 29, 2020, certain new and existing holders of common stock of the Company are subject to lock-up periods, which ranged from six to twelve months or were dependent on the Company's filing of a registration statement, deemed effective by the SEC.
Preferred stock
As of December 31, 2020, there were no shares of preferred stock issued and outstanding.
Dividend policy
The Company’s credit facility under the Sprott Credit Agreement contains provisions that restrict its ability to pay dividends. For additional information see Note 9 - Debt, Net.
Warrants
In addition to the 5-Year Private Warrants and the Seller Warrants discussed above, the Company has Public Offering Warrants and 5-Year Public Warrants. The Company had a total of 56,494,855 warrants outstanding as of December 31, 2020.
Public Offering Warrants
On October 6, 2020, the Company issued 9,583,334 units in an underwritten public offering at an offering price to of $9.00 per unit (the "Public Offering"), with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $10.50 per share (“Public Offering Warrants”). Of the 9.6 million units issued, 5.0 million units were issued to Restricted Persons, as defined under the Seller Warrant Agreement. After deducting underwriting discounts and commission and offering expenses, the proceeds net of discount and equity issuance costs to the Company were $83.1 million. The Public Offering Warrants are immediately exercisable and entitle the holder thereof to purchase one share of common stock at an exercise price of $10.50 for a period of five years from the closing date of the Public Offering. The shares of common stock and the Public Offering Warrants were separated upon issuance in the Public Offering. The Public Offering Warrants are listed for trading on the Nasdaq Capital Market under the symbol "HYCML".

5-Year Public Warrants
Prior to the Recapitalization Transaction, MUDS issued 20,800,000 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction (the "IPO Warrants"), and concurrently with the Recapitalization Transaction, the Company issued 3,249,999 warrants upon substantially the same terms as part of a backstop unit offering at an exercise price of $11.50 per share for a period of five years from the issuance date (the "Backstop Warrants" and collectively with the IPO Warrants, the "5-Year Public Warrants"). During 2020, 351,585 5-Year Private Warrants were transferred from a 5-Year Private Warrant holder to an Unrelated Third Party and, accordingly those warrants are now included with the 5-Year Public Warrants. The Company has certain abilities to call the 5-Year Public Warrants if the last reported sale price of common stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period. As of December 31, 2020, the Company had 24,401,483 5-Year Public Warrants outstanding. The 5-Year Public Warrants (other than the Backstop Warrants) are listed for trading on the Nasdaq Capital Market under the symbol "HYMCW". See Note 3 - Recapitalization Transaction for additional details on transactions to which the 5-Year Public Warrants were issued.